CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Feb. 08, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Temporary equity par value (usd per share)	$ 0.0001		$ 0.0001		$ 0.0001
Temporary equity, shares authorized (in shares)	20,000,000		130,133,670		130,133,670
Temporary equity, shares issued (in shares)	0		129,148,393		129,148,393
Temporary equity, shares outstanding (in shares)	0		129,148,393	129,148,393	129,148,393	112,558,444
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares authorized (in shares)	400,000,000	196,222,737	158,918,093		158,918,093
Common shares, shares issued (in shares)	195,451,596		10,422,051		9,217,160
Common shares, shares outstanding (in shares)	195,451,596		10,422,051		9,217,160